RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

During the years ended December 31, 2025, and 2024, a company owned by the Senior Vice President, European Operations, provided consulting services totaling $19 and $9, respectively. As of December 31, 2025, and 2024, there was $3 and $1, outstanding, respectively.

During the years ended December 31, 2025, and 2024, a company significantly influenced by a director of a subsidiary of the Company provided professional services totaling $79 and $100, respectively. As of December 31, 2025, and 2024, there was $8 and $36 outstanding, respectively.

During the years ended December 31, 2025, and 2024, a company controlled by a director of a subsidiary of the Company provided professional services totaling $84 and $78, respectively. As of December 31, 2025, and 2024, there was $0 and $24 outstanding, respectively.

As of December 31, 2025, and 2024, there was $333 and $0, respectively, payable to directors of the Company for unpaid board compensation.